Adoption of new and amended IFRS Accounting Standards	12 Months Ended
Dec. 31, 2025
First Time Adoption [Abstract]
Adoption of new and amended IFRS Accounting Standards	Adoption of new and amended IFRS Accounting Standards
Amendments to IAS 21 The Effects of Changes in Foreign Exchange Rates titled Lack of Exchangeability

Amendments to IAS 21 The Effects of Changes in Foreign Exchange Rates titled Lack of Exchangeability	The Entity has adopted the amendments to IAS 21 for the first time in the current year.

The amendments specify how to assess whether a currency is exchangeable, and how to determine the exchange rate when it is not.

New and amended IFRS Accounting Standards issued but not yet effective

At the date of authorization of the consolidated financial statements, the Entity has not applied the following new and revised IFRS Accounting Standards that have been issued but are not yet effective:

Amendments to IFRS 9 and IFRS 7 Amendments to the Classification and Measurement of Financial Instruments

Annual Improvements to IFRS Accounting Standards - Volume 11 Amendments to IFRS 1 First-time Adoption of International Financial Reporting Standards, IFRS 7 Financial - Instruments: Disclosures and its accompanying Guidance on implementing IFRS 7, IFRS 9 Financial- Instruments, IFRS 10 Consolidated Financial Statements, and IAS 7 Statement of Cash Flows

IFRS 18 Presentation and Disclosures in Financial Statements
IFRS 19 Subsidiaries without Public Accountability: Disclosures

Amendments to IFRS 9 and IFRS 7—Amendments to the Classification and Measurement of Financial Instruments

The amendments in Amendments to the Classification and Measurement of Financial Instruments (Amendments to IFRS 9 and IFRS 7) are:

Derecognition of a financial liability settled through electronic transfer

The amendments permit an entity to deem a financial liability (or part of a financial liability) that is settled using an electronic payment system to be discharged (and derecognised) before the settlement date if specified criteria are met. If an entity elects to apply this accounting policy, it must do so for all settlements made through the same electronic payment system.

Classification of financial assets

•Contractual terms that are consistent with a basic lending arrangement.

•The amendments provide guidance on how an entity should assess whether contractual cash flows of a financial asset are consistent with a basic lending arrangement. This is intended to assist an entity to apply the requirements for assessing contractual cash flow characteristics to financial assets with features linked to environmental, social and governance (ESG) concerns.

•Assets with non-recourse features.The amendments enhance the description of the term ‘non-recourse’, in particular to specify that a financial asset has non-recourse features if an entity’s ultimate right to receive cash flows is contractually limited to the cash flows generated by specified assets.

•Contractually linked instruments.The amendments clarify the characteristics of contractually linked instruments that distinguish them from other transactions. Specifically, the amendments highlight that in such instruments a prioritisation of payments to the holders of financial assets using multiple contractually linked instruments (tranches) is established through a waterfall payment structure, resulting in concentrations of credit risk and a disproportionate allocation of losses between the holders of different tranches. The amendments also note that not all transactions with multiple debt instruments meet the criteria of transactions with multiple contractually linked instruments. In addition, the amendments clarify that the reference to instruments in the underlying pool can include financial instruments that are not within the scope of the classification requirements.

Disclosures

Investments in equity instruments designated at FVTOCI.
The requirements in IFRS 7 are amended to require an entity to disclose the fair value gain or loss presented in other comprehensive income during the period, showing separately the fair value gain or loss that relates to investments derecognised in the period and the fair value gain or loss that relates to investments held at the end of the period.

Contractual terms that could change the timing or amount of contractual cash flows.
The amendments require an entity to disclose the contractual terms that could change the timing or amount of contractual cash flows on the occurrence (or non-occurrence) of a contingent event that does not relate directly to changes in a basic lending risks and costs. The requirements apply to each class of financial asset measured at amortised cost or FVTOCI and each class of financial liability measured at amortised cost.

The amendments are effective for annual reporting periods beginning on or after 1 January 2026 with earlier application permitted. If an entity elects to apply these amendments for an earlier period, it is required to either:

•apply all the amendments at the same time and disclose that fact or
•apply only the amendments to the classification of financial assets for that earlier period and disclose that fact.

The amendments are required to be applied retrospectively, in accordance with IAS 8, with specific exceptions.

The Management of the Entity is still assessing the impact of these amendments but anticipates that their application will not affect the Entity’s consolidated financial statements in future periods.

Annual Improvements to IFRS Accounting Standards—Volume 11

The IASB issued amendments to five IFRS Accounting Standards as part of its annual improvements process.

IFRS 1 First-time Adoption of International Financial Reporting Standards—Hedge accounting by a first-time adopter

For consistency with the requirements in IFRS 9, IFRS 1:B5-B6 were amended to refer to the ‘qualifying criteria’ for hedge accounting (instead of the ‘conditions’) and to add cross-references to IFRS 9:6.4.1 to improve the understandability of IFRS 1.

IFRS 7 Financial Instruments: Disclosures—Gain or loss on derecognition

The amendments remove an obsolete cross-reference in IFRS 7:B38 to a paragraph that had been deleted when IFRS 13 was issued and align the wording of this paragraph with the terms used in IFRS 13.

Guidance on implementing IFRS 7—Disclosure of deferred difference between fair value and transaction price

The amendments update IFRS 7:IG14 to make the wording of that paragraph consistent with IFRS 7:28 and improve the internal consistency of the wording in the example in IFRS 7:IG14.

Guidance on implementing IFRS 7—Introduction and credit risk disclosures

The amendments add a statement to IFRS 7:IG1 clarifying that the guidance does not necessarily illustrate all the requirements in the referenced paragraphs of IFRS 7. The amendments also simplify the explanation of the aspects of the requirements that are not illustrated in IFRS 7:IG20B.

IFRS 9 Financial Instruments—Derecognition of lease liabilities

The amendments add a cross-reference to IFRS 9:3.3.3 in IFRS 9.2.1(b)(ii) to clarify that, when a lessee has determined that a lease liability has been extinguished in accordance with IFRS 9, the lessee is required to apply IFRS 9:3.3.3 and therefore recognise any resulting gain or loss in profit or loss.

IFRS 9 Financial Instruments—Transaction price
The amendments replace ‘their transaction price (as defined in IFRS 15)’ in IFRS 9.5.1.3 with ‘the amount determined by applying IFRS 15’ to address inconsistency between IFRS 9.5.1.3 and the requirements of IFRS 15 which may require a receivable to be measured at an amount that differs from the amount of the transaction price recognised as revenue. Additionally, the reference to ‘transaction price’ (as defined in IFRS 15) is deleted from Appendix A of IFRS 9.

IFRS 10 Consolidated Financial Statements—Determination of a ‘de facto agent’

The amendments address concerns that the requirements in IFRS 10:B73-B74 might, in some situations, be contradictory. IFRS 10:B73 refers to ‘de facto agents’ as parties acting on the investor’s behalf and states that the determination of whether other parties are acting as de facto agents requires judgement. However, the second sentence of IFRS 10:B74 includes more conclusive language and states that a party is a de facto agent when those that direct the activities of the investor have the ability to direct that party to act on the investor’s behalf. The amendments update IFRS 10:B74 to use less conclusive language and to clarify that the relationship described in IFRS 10:B74 is just one example of a circumstance in which judgement is required to determine whether a party is acting as a de facto agent.

IAS 7 Statement of Cash Flows—Cost method

The amendment replaces the term ‘cost method’ with ‘at cost’ in IAS 7:37 in line with the removal of the definition of ‘cost method’ from the IFRS Accounting Standards.

The amendments are effective for annual reporting periods beginning on or after January 1, 2026, with early application permitted. An entity is required to apply the amendments to IFRS 9:2.1(b)(ii) to lease liabilities that are extinguished on or after the beginning of the annual reporting period in which the entity first applies that amendment. No specific transition provisions are provided in respect of the other amendments.

IFRS 18 Presentation and Disclosures in Financial Statements

IFRS 18 replaces IAS 1, carrying forward many of the requirements in IAS 1 unchanged and complementing them with new requirements. In addition, some IAS 1 paragraphs have been moved to IAS 8 and IFRS 7. Furthermore, the IASB has made minor amendments to IAS 7 and IAS 33 Earnings per Share.

IFRS 18 introduces new requirements to:

•present specified categories and defined subtotals in the statement of profit or loss
•provide disclosures on management-defined performance measures (MPMs) in the notes to the financial statements
•improve aggregation and disaggregation.

An entity is required to apply IFRS 18 for annual reporting periods beginning on or after 1 January 2027, with earlier application permitted. The amendments to IAS 7 and IAS 33, as well as the revised IAS 8 and IFRS 7, become effective when an entity applies IFRS 18. IFRS 18 requires retrospective application with specific transition provisions.

The Management of the Entity is still assessing the IFRS 18 adoption impacts, which are expected to be reported in the Entity’s interim financial statements for the first quarter of 2027.

IFRS 19 Subsidiaries without Public Accountability: Disclosures

IFRS 19 establishes reduced disclosure requirements for subsidiaries that do not have public accountability and whose parent prepares consolidated financial statements under IFRS Accounting Standards. As the Entity is publicly listed and therefore meets the definition of public accountability, it is not permitted to apply IFRS 19. Consequently, this standard will not be adopted upon its effective date.